Share-based payment arrangements (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Share-based payments expense
Share-based payments expense consists of:

	December 31, 2020	December 31, 2019

Share options	$3,347	$3,128
Restricted share units with no performance criteria	1,305	1,600
Restricted share units with performance criteria	2,556	1,195
Deferred units	2,270	2,209
Performance share units	1,214	2,264
	$10,692	$10,396

Summary of movements in number of share options outstanding and weighted average exercise prices
Movements in the number of share options outstanding and their related weighted average exercise prices are as follows:

	2020		2019
	Weighted average exercise price Cdn$	Number of options	Weighted average exercise price Cdn$	Number of options
At January 1,	$14.08	5,714,491	$22.56	5,591,228
Granted	12.72	1,156,744	5.98	2,387,256
Exercised	7.75	(618,915)	6.20	(56,644)
Expired	33.40	(813,933)	38.96	(697,322)
Forfeited	12.53	(345,999)	21.48	(1,510,027)
At December 31,	$11.56	5,092,388	$14.08	5,714,491

Summary of range of exercise prices of outstanding share options	Options outstanding are as follows:

	December 31, 2020			December 31, 2020
	Total options outstanding			Exercisable options
Range of exercise price Cdn$	Shares	Weighted average remaining contractual life (years)	Weighted average exercise price Cdn$	Shares	Weighted average exercise price Cdn$

$5.00 to $5.99	1,715,345	3.2	$5.68	562,607	$5.68
$6.00 to $6.99	543,509	2.3	6.20	292,515	6.20
$10.00 to $10.99	152,941	3.9	10.40	—	—
$11.00 to $11.99	189,812	4.5	11.56	—	—
$12.00 to $12.99	860,643	4.2	12.90	—	—
$13.00 to $13.99	68,649	4.3	13.50	—	—
$16.00 to $16.99	783,341	0.1	16.10	783,341	16.10
$21.00 to $21.99	20,000	0.8	21.15	20,000	21.15
$22.00 to $22.99	603,766	1.1	22.00	603,766	22.00
$23.00 to $23.99	151,933	1.2	23.18	151,933	23.18
$29.00 to $29.99	2,449	0.4	29.55	2,449	29.55

	5,092,388	2.5	$11.56	2,416,611	$14.45

Summary of assumptions used to estimate the fair value of options granted
The assumptions used to estimate the fair value of options granted during the years ended December 31, 2020 and December 31, 2019 are in the table below. Volatility was determined based on the historical volatility over the estimated lives of the options.

	2020	2019
Risk-free interest rate (range) (%)	0.25 – 0.95	1.34 – 1.80
Expected volatility (range) (%)	63 – 70	59 – 63
Expected life (range) (years)	1.96– 3.96	1.98 – 3.98
Expected dividends (Cdn$)	—	—

Summary of movements in number of share options outstanding
A summary of the status of the RSUs with no performance criteria and changes during the year ended December 31, 2020 and December 31, 2019 is as follows:

	2020	2019
At January 1,	536,330	333,119
Granted	149,552	391,092
Redeemed	(190,963)	(137,594)
Forfeited	(16,852)	(50,287)
At December 31,	478,067	536,330
A summary of the status of the RSUs with performance criteria and changes during the year ended December 31, 2020 and December 31, 2019 is as follows:

	2020	2019
At January 1,	457,498	152,927
Granted	299,112	412,473
Forfeited	(66,643)	(107,902)
At December 31,	689,967	457,498
Movements in the PSUs during the year ended December 31, 2020 and December 31, 2019 are as follows:

	2020	2019
At January 1,	610,885	484,899
Granted	—	264,083
Expired	(85,280)	(129,109)
Forfeited	—	(8,988)
At December 31,	525,605	610,885